Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2016	Aug. 11, 2016
Document And Entity Information
Entity Registrant Name	MABVAX THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001109196
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	MBVX
Entity Common Stock, Shares Outstanding		31,307,770
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2016